THE HUNTINGTON FUNDS

HUNTINGTON INCOME GENERATION FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED JANUARY 10, 2014 TO THE HUNTINGTON INCOME
GENERATION FUND AND HUNTINGTON WORLD INCOME FUNDS’
PROSPECTUS DATED DECEMBER 13, 2013

PLEASE REPLACE THE LAST SENTENCE APPEARING IN ITALICS IN THE SECTION
“SALES CHARGES — CLASS C SHARES” ON PAGE 37 OF THE FUNDS’ PROSPECTUS
WITH THE FOLLOWING:

For purposes of the deferred sales charge, we use the effective date for each individual purchase.

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